GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Disclosure of detailed information about expenses [Table Text Block]
	Year Ended December 31,
	2025	2024
Corporate administration	$12,391	$9,001
Salaries and benefits	21,764	17,217
Audit, legal and professional fees	13,133	10,229
Filing and listing fees	967	1,076
Directors' fees and expenses	752	583
Depreciation	1,358	1,491
	$50,365	$39,597